Taxation - Summary of Changes in Deferred Tax Asset and Liability Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets, current portion:
Net operating loss carried forward	$ 417	$ 315
Amortization of intangible assets arising from intragroup transactions	95	$ 69
Impairment of long-term equity investment	115
Allowance for advance to suppliers	120
Valuation allowance	(81)
Deferred tax assets, current portion, net	689	$ 2,091
Deferred tax assets, non-current portion:
Net operating loss carried forward	$ 13,016	6,103
Allowance for doubtful accounts		796
Amortization of intangible assets arising from intragroup transactions	$ 54	105
Valuation allowance	(4,477)	(291)
Deferred tax assets, non-current portion, net	8,593	10,862
Deferred tax liability, non-current portion:
Outside basis difference	$ (6,378)	(8,552)
Content Copyrights [Member]
Deferred tax assets, current portion:
Amortization of intangible assets arising from intragroup transactions		1,675
Deferred tax assets, non-current portion:
Amortization of intangible assets arising from intragroup transactions		4,133
Online game licenses [Member]
Deferred tax assets, current portion:
Impairment of online game licenses	$ 23	32
Deferred tax assets, non-current portion:
Impairment of online game licenses		$ 16